Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	245,000,000	70,000,000	70,000,000
Common stock, shares issued	25,656,628	13,165,152	6,421,829
Common stock, shares outstanding	25,482,270	12,990,794	6,421,829
Treasury stock, shares	174,358	174,358	174,358